Taxation - Schedule of Tax effects of temporary differences that give rise to the deferred tax asset (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net accumulated losses-carry forward	¥ 452,178	¥ 522,038
Accounts receivables allowance	259	325
Fair value change of long-term investment	4,141	1,972
Total deferred tax assets	456,578	524,335
Less: valuation allowance	(456,578)	(521,462)
Total deferred tax assets, net of valuation allowance	0	2,873
Amounts offset by deferred tax liabilities	0	(2,873)
Total deferred tax assets, net	0	0
Deferred tax liabilities
Intangible assets, net	0	1,909
Prepaid expenses	0	964
Total deferred tax liabilities	0	2,873
Amounts offset by deferred tax assets	0	(2,873)
Total deferred tax liabilities, net	¥ 0	¥ 0